Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share based Compensation
Summary of the group's share-based compensation cost	The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	823,765	1,185,854	1,004,581
Selling and marketing expenses	132,801	104,534	132,666
General and administrative expenses	1,119,018	1,069,850	916,675
Research and development expenses	1,167,226	1,522,701	1,593,740
	3,242,810	3,882,939	3,647,662

Restricted share units
Share based Compensation
Summary of the company's RSUs award activities

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2023	13,005	82.67
Granted	4,795	84.73
Vested	(5,190)	76.27
Forfeited	(523)	88.24
Outstanding at December 31, 2023	12,087	86.00

Outstanding at January 1, 2024	12,087	86.00
Granted	6,023	104.48
Vested	(5,375)	81.78
Forfeited	(976)	94.58
Outstanding at December 31, 2024	11,759	96.68

Outstanding at January 1, 2025	11,759	96.68
Granted	5,167	102.15
Vested	(5,808)	92.42
Forfeited	(1,042)	98.20
Outstanding at December 31, 2025	10,076	101.79